Quarterly Holdings Report
for
Fidelity® Government Income Fund
November 30, 2022
GOV-NPRT1-0123
1.809070.118
U.S. Government and Government Agency Obligations - 66.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Freddie Mac 4% 11/25/24	18,000	17,748
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,342
5.375% 4/1/56	2,737	2,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		23,018
U.S. Treasury Obligations - 65.9%
U.S. Treasury Bonds:
1.875% 11/15/51	25,104	16,509
2% 11/15/41	49,958	36,385
2% 8/15/51	96,662	65,692
2.25% 2/15/52	18,700	13,504
2.375% 2/15/42	353	275
2.5% 2/15/45 (b)(c)	141,861	109,371
2.875% 5/15/49	4,458	3,694
2.875% 5/15/52	4,085	3,396
3% 2/15/49	95,774	81,254
3.25% 5/15/42	50,666	45,512
3.375% 8/15/42	16,300	14,912
4% 11/15/42	2,500	2,512
4.75% 2/15/37 (b)(c)	55,003	61,468
U.S. Treasury Notes:
0.125% 8/15/23	4,413	4,271
0.25% 5/15/24	4,258	3,999
0.25% 7/31/25	34,133	30,824
0.25% 9/30/25	870	783
0.25% 10/31/25	17,700	15,864
0.375% 10/31/23	58,000	55,732
0.375% 4/30/25	236,870	216,236
0.5% 11/30/23	63,200	60,591
0.625% 10/15/24	25,100	23,413
0.75% 8/31/26	30,000	26,644
0.875% 9/30/26	93,224	83,046
1.125% 10/31/26	47,300	42,474
1.125% 8/31/28 (b)(c)	437,936	377,632
1.5% 9/30/24	13,631	12,931
1.5% 10/31/24	24,300	23,022
1.5% 1/31/27	22,230	20,174
1.625% 9/30/26	1,028	944
1.75% 7/31/24	1,720	1,643
2% 8/15/25	9,743	9,210
2.125% 5/15/25	11,929	11,350
2.25% 4/30/24	87,731	84,890
2.25% 12/31/24	6,135	5,883
2.25% 3/31/26	928	878
2.375% 3/31/29	23,000	21,166
2.5% 2/28/26	68,418	65,201
2.5% 3/31/27	46,600	44,006
2.625% 6/30/23	5,027	4,970
2.625% 5/31/27	45,180	42,880
2.625% 7/31/29	60,609	56,546
2.75% 2/15/24	74,509	72,856
2.75% 4/30/27	47,200	45,032
2.75% 7/31/27	52,600	50,118
2.75% 5/31/29	18,900	17,775
2.75% 8/15/32	42,591	39,450
2.875% 4/30/29	7,778	7,371
2.875% 5/15/32	34,392	32,237
3% 7/31/24	37,100	36,223
3.125% 11/15/28	12,149	11,697
3.875% 11/30/27	1,910	1,917
3.875% 11/30/29	31,150	31,423
4.125% 10/31/27	7,600	7,697
4.375% 10/31/24	35,300	35,292
4.5% 11/30/24	77,700	77,931
TOTAL U.S. TREASURY OBLIGATIONS		2,268,706
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,553,788)		2,299,874

U.S. Government Agency - Mortgage Securities - 46.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 9.8%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (d)(e)	6	6
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (d)(e)	1	1
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (d)(e)	11	10
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (d)(e)	18	18
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (d)(e)	66	66
12 month U.S. LIBOR + 1.550% 1.986% 2/1/44 (d)(e)	25	25
12 month U.S. LIBOR + 1.550% 3.183% 5/1/44 (d)(e)	39	40
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (d)(e)	16	17
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (d)(e)	83	83
12 month U.S. LIBOR + 1.560% 2.42% 2/1/44 (d)(e)	57	57
12 month U.S. LIBOR + 1.570% 2.145% 4/1/44 (d)(e)	122	122
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (d)(e)	0	0
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (d)(e)	59	59
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (d)(e)	42	42
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (d)(e)	10	10
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (d)(e)	3	3
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (d)(e)	15	15
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (d)(e)	1	1
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (d)(e)	15	15
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (d)(e)	2	2
12 month U.S. LIBOR + 1.680% 3.004% 7/1/43 (d)(e)	26	26
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (d)(e)	55	55
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (d)(e)	153	154
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (d)(e)	29	29
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (d)(e)	29	29
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (d)(e)	4	4
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (d)(e)	37	37
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (d)(e)	154	155
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (d)(e)	87	88
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (d)(e)	25	26
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (d)(e)	2	2
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (d)(e)	89	90
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (d)(e)	39	40
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(e)	18	18
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (d)(e)	4	4
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (d)(e)	17	17
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (d)(e)	19	19
12 month U.S. LIBOR + 1.890% 3.222% 8/1/35 (d)(e)	19	19
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (d)(e)	4	4
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (d)(e)	23	23
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (d)(e)	4	4
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (d)(e)	13	13
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (d)(e)	22	22
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (d)(e)	33	33
6 month U.S. LIBOR + 1.550% 3.926% 9/1/33 (d)(e)	29	29
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (d)(e)	10	10
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (d)(e)	17	17
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (d)(e)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 3.646% 7/1/36 (d)(e)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (d)(e)	13	14
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (d)(e)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (d)(e)	24	25
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (d)(e)	3	3
1.5% 11/1/40 to 11/1/41	31,999	26,107
2% 12/1/36 to 3/1/52	97,257	81,362
2.5% 5/1/31 to 2/1/52	86,932	75,262
3% 1/1/28 to 2/1/52	62,574	56,776
3.4% 8/1/42 to 9/1/42	26	24
3.5% 5/1/36 to 3/1/52	61,930	57,031
4% 3/1/36 to 4/1/49	7,391	7,154
4.25% 11/1/41	6	6
4.5% to 4.5% 6/1/24 to 2/1/49	3,565	3,541
5% 3/1/23 to 11/1/52	13,979	14,125
5.264% 8/1/41 (d)	63	64
5.5% 12/1/23 to 11/1/52	10,722	10,864
6% to 6% 9/1/29 to 7/1/41	1,953	2,034
6.5% 7/1/23 to 8/1/36	517	540
6.666% 2/1/39 (d)	36	37
7% to 7% 4/1/23 to 10/1/32	21	22
7.5% to 7.5% 9/1/25 to 11/1/31	12	13
TOTAL FANNIE MAE		336,570
Freddie Mac - 4.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (d)(e)	8	7
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (d)(e)	6	5
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (d)(e)	3	3
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (d)(e)	20	20
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (d)(e)	37	37
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (d)(e)	8	8
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (d)(e)	289	290
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (d)(e)	2	2
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (d)(e)	7	7
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(e)	27	27
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (d)(e)	395	398
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (d)(e)	122	123
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (d)(e)	54	55
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (d)(e)	56	57
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (d)(e)	71	72
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (d)(e)	18	18
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (d)(e)	2	2
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (d)(e)	2	2
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (d)(e)	148	150
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (d)(e)	4	4
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (d)(e)	2	2
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (d)(e)	0	0
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (d)(e)	5	5
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (d)(e)	4	4
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (d)(e)	37	37
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (d)(e)	19	19
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (d)(e)	6	6
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (d)(e)	7	8
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (d)(e)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (d)(e)	28	28
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.068% 4/1/34 (d)(e)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (d)(e)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (d)(e)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (d)(e)	225	229
1.5% 12/1/40 to 4/1/41	7,250	5,938
2% 4/1/41 to 2/1/52	54,526	45,140
2.5% 5/1/30 to 1/1/52	38,257	33,402
3% 6/1/31 to 3/1/52	24,333	21,990
3.5% 3/1/32 to 3/1/52	37,320	34,711
4% 1/1/36 to 2/1/50	6,872	6,674
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	2,070	2,061
5% 8/1/33 to 12/1/52	16,216	16,368
6% 1/1/24 to 12/1/37	95	97
6.5% 5/1/26 to 9/1/39	86	91
7% 8/1/26 to 9/1/36	26	28
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		168,176
Ginnie Mae - 12.0%
3.5% 11/15/40 to 11/20/50	5,629	5,296
4% 8/15/39 to 6/20/49	11,439	11,092
4.5% 6/20/33 to 6/20/41	1,504	1,491
5.5% 10/15/35 to 9/15/39	44	46
7% to 7% 11/15/27 to 8/15/32	15	16
7.5% to 7.5% 4/15/23 to 1/15/31	4	5
8% 12/15/23 to 12/15/27	1	1
8.5% 8/15/29 to 1/15/31	0	0
2% 1/20/51 to 4/20/51	13,401	11,448
2% 12/1/52 (f)	22,500	19,105
2% 12/1/52 (f)	12,850	10,911
2% 12/1/52 (f)	25,650	21,780
2% 12/1/52 (f)	33,150	28,148
2% 12/1/52 (f)	6,200	5,264
2% 12/1/52 (f)	7,850	6,665
2% 1/1/53 (f)	15,700	13,343
2% 1/1/53 (f)	11,500	9,774
2% 1/1/53 (f)	9,750	8,286
2% 1/1/53 (f)	26,500	22,522
2% 1/1/53 (f)	8,850	7,522
2% 1/1/53 (f)	8,750	7,437
2% 1/1/53 (f)	6,450	5,482
2.5% 7/20/51 to 12/20/51	813	716
2.5% 12/1/52 (f)	5,400	4,738
2.5% 12/1/52 (f)	10,750	9,432
2.5% 12/1/52 (f)	10,800	9,476
2.5% 12/1/52 (f)	21,550	18,907
2.5% 12/1/52 (f)	4,450	3,904
2.5% 12/1/52 (f)	5,250	4,606
2.5% 1/1/53 (f)	5,400	4,742
2.5% 1/1/53 (f)	10,750	9,440
2.5% 1/1/53 (f)	6,700	5,883
2.5% 1/1/53 (f)	6,750	5,927
2.5% 1/1/53 (f)	10,800	9,484
2.5% 1/1/53 (f)	5,275	4,632
3% 5/15/42 to 10/20/51	6,231	5,664
3% 12/1/52 (f)	11,950	10,778
3% 12/1/52 (f)	11,550	10,417
3% 12/1/52 (f)	16,200	14,611
3% 12/1/52 (f)	17,350	15,649
3% 1/1/53 (f)	23,250	20,985
3% 1/1/53 (f)	13,950	12,591
3.5% 12/1/52 (f)	5,300	4,917
3.5% 12/1/52 (f)	11,000	10,205
3.5% 1/1/53 (f)	10,400	9,653
4.5% 12/1/52 (f)	7,400	7,249
5% 9/20/33 to 4/20/48	859	873
5.47% 8/20/59 (d)(g)	1	1
6% 11/20/31 to 5/15/40	1,565	1,631
6.5% 3/20/31 to 8/15/36	7	8
TOTAL GINNIE MAE		412,753
Uniform Mortgage Backed Securities - 19.6%
1.5% 12/1/52 (f)	17,650	13,711
1.5% 12/1/52 (f)	8,900	6,914
1.5% 1/1/53 (f)	16,600	12,824
2% 12/1/52 (f)	18,550	15,256
2% 12/1/52 (f)	14,300	11,761
2% 12/1/52 (f)	8,800	7,237
2% 12/1/52 (f)	18,650	15,338
2% 12/1/52 (f)	18,650	15,338
2% 12/1/52 (f)	9,300	7,649
2% 12/1/52 (f)	9,200	7,566
2% 12/1/52 (f)	9,200	7,566
2% 12/1/52 (f)	11,250	9,252
2% 12/1/52 (f)	5,650	4,647
2% 12/1/52 (f)	5,650	4,647
2% 12/1/52 (f)	4,150	3,413
2% 1/1/53 (f)	18,450	15,190
2% 1/1/53 (f)	4,600	3,787
2% 1/1/53 (f)	4,600	3,787
2% 1/1/53 (f)	900	741
2% 1/1/53 (f)	4,600	3,787
2% 1/1/53 (f)	18,550	15,272
2% 1/1/53 (f)	9,200	7,574
2% 1/1/53 (f)	9,200	7,574
2.5% 12/1/37 (f)	4,800	4,433
2.5% 12/1/37 (f)	4,800	4,433
2.5% 12/1/52 (f)	5,400	4,614
2.5% 12/1/52 (f)	6,600	5,640
2.5% 12/1/52 (f)	28,700	24,525
2.5% 12/1/52 (f)	14,400	12,305
2.5% 12/1/52 (f)	12,050	10,297
2.5% 12/1/52 (f)	6,000	5,127
2.5% 12/1/52 (f)	7,950	6,794
2.5% 12/1/52 (f)	3,550	3,034
2.5% 12/1/52 (f)	4,900	4,187
2.5% 1/1/53 (f)	19,800	16,936
2.5% 1/1/53 (f)	6,600	5,645
3% 12/1/37 (f)	38,000	35,762
3% 12/1/52 (f)	5,550	4,913
3% 12/1/52 (f)	5,550	4,913
3% 12/1/52 (f)	16,500	14,606
3% 12/1/52 (f)	22,700	20,095
3% 12/1/52 (f)	16,200	14,341
3% 1/1/53 (f)	3,400	3,012
3% 1/1/53 (f)	6,800	6,024
3.5% 12/1/52 (f)	16,600	15,210
3.5% 12/1/52 (f)	17,950	16,447
3.5% 12/1/52 (f)	11,325	10,377
3.5% 1/1/53 (f)	6,000	5,500
4% 12/1/52 (f)	36,300	34,349
4% 12/1/52 (f)	11,200	10,598
4% 12/1/52 (f)	5,200	4,921
4.5% 12/1/52 (f)	43,650	42,491
4.5% 12/1/52 (f)	29,150	28,376
4.5% 1/1/53 (f)	32,550	31,685
5% 12/1/52 (f)	9,350	9,309
5% 12/1/52 (f)	23,050	22,949
5% 12/1/52 (f)	9,350	9,309
5.5% 12/1/52 (f)	19,600	19,824
5.5% 12/1/52 (f)	1,400	1,416
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		675,228
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,621,266)		1,592,727

Collateralized Mortgage Obligations - 4.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.62% 4/25/24 (d)(e)	6	6
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 4.9961% 8/25/31 (d)(e)	27	28
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (d)(e)	1	1
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (d)(e)	1	1
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 4.5107% 11/18/31 (d)(e)	22	22
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (d)(e)	12	12
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (d)(e)	1	2
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (d)(e)	1	1
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 4.4661% 11/25/32 (d)(e)	33	33
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.0161% 11/25/32 (d)(e)	21	21
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (d)(h)(i)	21	3
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (d)(h)(i)	15	1
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 4.9461% 6/25/36 (d)(e)	1,822	1,832
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	1	1
Series 1996-28 Class PK, 6.5% 7/25/25	1	1
Series 1999-17 Class PG, 6% 4/25/29	6	6
Series 1999-32 Class PL, 6% 7/25/29	7	7
Series 1999-33 Class PK, 6% 7/25/29	5	5
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	1	1
Series 2003-70 Class BJ, 5% 7/25/33	34	34
Series 2005-102 Class CO 11/25/35 (j)	4	4
Series 2005-64 Class PX, 5.5% 6/25/35	165	168
Series 2005-68 Class CZ, 5.5% 8/25/35	1,757	1,785
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (d)(i)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	12	12
Series 2006-12 Class BO 10/25/35 (j)	17	14
Series 2006-15 Class OP 3/25/36 (j)	20	17
Series 2006-37 Class OW 5/25/36 (j)	2	2
Series 2006-45 Class OP 6/25/36 (j)	195	155
Series 2006-62 Class KP 4/25/36 (j)	10	8
Series 2010-118 Class PB, 4.5% 10/25/40	1,821	1,804
Series 2012-149:
Class DA, 1.75% 1/25/43	357	325
Class GA, 1.75% 6/25/42	383	347
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	6	6
Series 2001-20 Class Z, 6% 5/25/31	7	7
Series 2001-31 Class ZC, 6.5% 7/25/31	4	4
Series 2002-16 Class ZD, 6.5% 4/25/32	3	3
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (d)(h)(i)	7	0
Series 2003-117 Class MD, 5% 12/25/23	37	37
Series 2004-52 Class KZ, 5.5% 7/25/34	167	168
Series 2004-91 Class Z, 5% 12/25/34	1,622	1,614
Series 2005-117 Class JN, 4.5% 1/25/36	103	102
Series 2005-14 Class ZB, 5% 3/25/35	499	497
Series 2006-72 Class CY, 6% 8/25/26	423	434
Series 2009-59 Class HB, 5% 8/25/39	774	775
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	9	0
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (d)(h)(i)	10	1
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (d)(h)(i)	5	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (d)(i)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (d)(h)(i)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	81	82
Series 2005-79 Class ZC, 5.9% 9/25/35	47	48
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (d)(i)	5	6
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (d)(i)	7	9
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (d)(i)	2	3
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (d)(h)(i)	34	4
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (d)(h)(i)	35	3
Class ZA, 4.5% 12/25/40	15	15
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	346	10
Series 2010-150 Class ZC, 4.75% 1/25/41	148	147
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 4.9361% 3/25/36 (d)(e)	1,219	1,234
Series 2010-95 Class ZC, 5% 9/25/40	351	356
Series 2011-39 Class ZA, 6% 11/25/32	24	25
Series 2011-4 Class PZ, 5% 2/25/41	46	45
Series 2011-67 Class AI, 4% 7/25/26 (h)	25	1
Series 2011-83 Class DI, 6% 9/25/26 (h)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (h)	74	3
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (d)(h)(i)	10	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,317	2,223
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (d)(h)(i)	8	0
Series 2013-133 Class IB, 3% 4/25/32 (h)	27	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (d)(h)(i)	22	2
Series 2013-51 Class GI, 3% 10/25/32 (h)	27	2
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (d)(h)(i)	29	3
Series 2015-42 Class IL, 6% 6/25/45 (h)	147	26
Series 2015-70 Class JC, 3% 10/25/45	162	154
Series 2016-26 Class CG, 3% 5/25/46	5,356	5,070
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	81	15
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 2.1839% 10/25/47 (d)(h)(i)	651	77
Series 2018-45 Class GI, 4% 6/25/48 (h)	893	168
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	5	1
Series 343 Class 16, 5.5% 5/25/34 (h)	5	1
Series 348 Class 14, 6.5% 8/25/34 (d)(h)	3	1
Series 351:
Class 12, 5.5% 4/25/34 (d)(h)	2	0
Class 13, 6% 3/25/34 (h)	3	1
Series 359 Class 19, 6% 7/25/35 (d)(h)	2	0
Series 384 Class 6, 5% 7/25/37 (h)	20	4
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (d)(e)	0	0
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (d)(e)	1	1
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (d)(e)	1	1
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (d)(e)	1	1
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (d)(e)	0	0
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.2731% 11/15/32 (d)(e)	7	7
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 4.4731% 2/15/32 (d)(e)	12	12
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 4.7731% 10/15/33 (d)(e)	665	671
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 4.7731% 2/15/33 (d)(e)	463	467
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.2731% 3/15/34 (d)(e)	167	166
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (d)(e)	26	26
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	8	8
Series 2101 Class PD, 6% 11/15/28	4	4
Series 2121 Class MG, 6% 2/15/29	3	3
Series 2131 Class BG, 6% 3/15/29	22	23
Series 2137 Class PG, 6% 3/15/29	4	4
Series 2154 Class PT, 6% 5/15/29	6	6
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	10	11
Series 2682 Class LD, 4.5% 10/15/33	153	150
Series 2693 Class MD, 5.5% 10/15/33	23	23
Series 2802 Class OB, 6% 5/15/34	23	23
Series 2996 Class MK, 5.5% 6/15/35	7	7
Series 3002 Class NE, 5% 7/15/35	24	25
Series 3110 Class OP 9/15/35 (j)	6	6
Series 3119 Class PO 2/15/36 (j)	24	19
Series 3121 Class KO 3/15/36 (j)	4	3
Series 3123 Class LO 3/15/36 (j)	13	11
Series 3145 Class GO 4/15/36 (j)	14	12
Series 3189 Class PD, 6% 7/15/36	20	21
Series 3225 Class EO 10/15/36 (j)	7	6
Series 3258 Class PM, 5.5% 12/15/36	9	9
Series 3415 Class PC, 5% 12/15/37	208	208
Series 3806 Class UP, 4.5% 2/15/41	46	46
Series 3832 Class PE, 5% 3/15/41	93	93
Series 3857 Class ZP, 5% 5/15/41	3,685	3,750
Series 4135 Class AB, 1.75% 6/15/42	281	255
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	9	9
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,100	2,164
Series 2004-2862 Class NE, 5% 9/15/24	20	20
Series 2135 Class JE, 6% 3/15/29	2	2
Series 2145 Class MZ, 6.5% 4/15/29	23	23
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	4	4
Series 2303 Class ZV, 6% 4/15/31	13	14
Series 2357 Class ZB, 6.5% 9/15/31	36	37
Series 2502 Class ZC, 6% 9/15/32	4	4
Series 2519 Class ZD, 5.5% 11/15/32	6	7
Series 2546 Class MJ, 5.5% 3/15/23	0	0
Series 2587 Class AD, 4.71% 3/15/33	515	518
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	2,017	2,007
Series 2998 Class LY, 5.5% 7/15/25	7	7
Series 3007 Class EW, 5.5% 7/15/25	559	571
Series 3871 Class KB, 5.5% 6/15/41	5,177	5,385
Series 3889 Class DZ, 4% 1/15/41	13,332	12,957
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (d)(h)(i)	7	1
Series 2013-4281 Class AI, 4% 12/15/28 (h)	23	1
Series 2017-4683 Class LM, 3% 5/15/47	211	200
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 2.3269% 8/15/47 (d)(h)(i)	329	38
Series 2933 Class ZM, 5.75% 2/15/35	104	107
Series 2935 Class ZK, 5.5% 2/15/35	85	88
Series 2947 Class XZ, 6% 3/15/35	41	43
Series 2996 Class ZD, 5.5% 6/15/35	71	73
Series 3237 Class C, 5.5% 11/15/36	99	100
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (d)(h)(i)	31	4
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (d)(h)(i)	46	6
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (d)(h)(i)	65	8
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (d)(h)(i)	21	2
Series 3843 Class PZ, 5% 4/15/41	3,087	3,135
Series 3949 Class MK, 4.5% 10/15/34	17	17
Series 4055 Class BI, 3.5% 5/15/31 (h)	29	1
Series 4314 Class AI, 5% 3/15/34 (h)	9	0
Series 4427 Class LI, 3.5% 2/15/34 (h)	80	5
Series 4471 Class PA 4% 12/15/40	85	84
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3	3
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (d)(e)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3	3
Series 2056 Class Z, 6% 5/15/28	6	6
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,565	2,477
Series 4386 Class AZ, 4.5% 11/15/40	206	202
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (d)(h)(i)	13	1
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 4.4386% 7/20/37 (d)(e)	93	92
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 4.4186% 1/20/38 (d)(e)	94	93
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 4.7986% 8/20/38 (d)(e)	653	660
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 4.8386% 9/20/38 (d)(e)	476	482
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 4.4866% 11/16/39 (d)(e)	446	445
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 4.4166% 12/16/39 (d)(e)	75	74
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (d)(e)(g)	152	151
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (d)(e)(g)	1,012	998
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (d)(e)(g)	1,277	1,261
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (d)(e)(g)	988	975
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (d)(e)(g)	524	518
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (d)(e)(g)	534	529
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (d)(e)(g)	475	470
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (d)(e)(g)	635	629
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (d)(e)(g)	448	444
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (d)(e)(g)	725	719
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (d)(e)(g)	537	532
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (d)(e)(g)	620	615
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (d)(e)(g)	2,880	2,855
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (d)(e)(g)	2,129	2,113
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.3386% 8/20/42 (d)(e)	98	96
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (d)(e)(g)	2,077	2,064
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (d)(e)(g)	1,196	1,189
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (d)(e)(g)	1,850	1,836
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (d)(e)(g)	895	887
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (d)(e)(g)	24	24
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (d)(e)(g)	226	225
Class FD, 1 month U.S. LIBOR + 0.600% 3.7427% 8/20/63 (d)(e)(g)	560	558
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 3.7927% 12/20/63 (d)(e)(g)	13,443	13,370
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (d)(e)(g)	2,461	2,443
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (d)(e)(g)	234	233
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (d)(e)(g)	162	160
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 3.4427% 3/20/65 (d)(e)(g)	17	17
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 3.4227% 5/20/63 (d)(e)(g)	31	30
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 3.3427% 4/20/63 (d)(e)(g)	44	43
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (d)(e)(g)	43	42
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (d)(i)	128	111
Series 2010-31 Class BP, 5% 3/20/40	4,478	4,501
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	39	3
Series 2011-68 Class EC, 3.5% 4/20/41	58	56
Series 2016-69 Class WA, 3% 2/20/46	105	98
Series 2017-134 Class BA, 2.5% 11/20/46	395	357
Series 2017-153 Class GA, 3% 9/20/47	282	260
Series 2017-182 Class KA, 3% 10/20/47	216	199
Series 2018-13 Class Q, 3% 4/20/47	279	261
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	36	36
Series 2010-160 Class DY, 4% 12/20/40	263	256
Series 2010-170 Class B, 4% 12/20/40	58	57
Series 2011-69 Class GX, 4.5% 5/16/40	3,261	3,306
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	1,748	1,709
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	206	206
Series 2017-139 Class BA, 3% 9/20/47	3,881	3,512
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	1,241	1,197
Series 2004-22 Class M1, 5.5% 4/20/34	779	835
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (d)(h)(i)	8	1
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (d)(h)(i)	7	1
Series 2010-116 Class QB, 4% 9/16/40	20	20
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (d)(h)(i)	50	3
Series 2010-169 Class Z, 4.5% 12/20/40	3,936	3,572
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (d)(e)(g)	76	75
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	122	119
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	59	59
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (d)(h)(i)	24	2
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (d)(h)(i)	28	3
Series 2013-149 Class MA, 2.5% 5/20/40	214	205
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	1	1
Series 2013-H08 Class MA, 3% 3/20/63 (g)	7	7
Series 2014-2 Class BA, 3% 1/20/44	529	488
Series 2014-21 Class HA, 3% 2/20/44	194	179
Series 2014-25 Class HC, 3% 2/20/44	332	306
Series 2014-5 Class A, 3% 1/20/44	288	266
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	153	146
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.317% 5/20/66 (d)(e)(g)	7,204	7,181
Series 2017-186 Class HK, 3% 11/16/45	285	263
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (d)(e)(g)	7,811	7,771
Series 2090-118 Class XZ, 5% 12/20/39	10,460	10,609

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,688)		142,577

Commercial Mortgage Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	5,140	4,267
Series 2022-K142 Class A2, 2.4% 3/25/32	6,700	5,693
Series 2022-K150 Class A2, 3.71% 11/25/32	2,200	2,073
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,968)		12,033

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	38
5.5% 4/26/24	4,828	4,877
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,052)		4,915

Money Market Funds - 13.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (k) (Cost $473,337)	473,244,402	473,339

TOTAL INVESTMENT IN SECURITIES - 131.4% (Cost $4,816,099)	4,525,465
NET OTHER ASSETS (LIABILITIES) - (31.4)%	(1,082,383)
NET ASSETS - 100.0%	3,443,082

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/52	(15,700)	(13,331)
2% 12/1/52	(22,500)	(19,105)
2% 12/1/52	(11,500)	(9,765)
2% 12/1/52	(9,750)	(8,279)
2% 12/1/52	(26,500)	(22,501)
2% 12/1/52	(8,850)	(7,515)
2% 12/1/52	(8,750)	(7,430)
2.5% 12/1/52	(5,400)	(4,738)
2.5% 12/1/52	(10,750)	(9,432)
2.5% 12/1/52	(10,750)	(9,432)
2.5% 12/1/52	(5,400)	(4,738)
2.5% 12/1/52	(6,700)	(5,878)
2.5% 12/1/52	(6,750)	(5,922)
2.5% 12/1/52	(10,800)	(9,476)
3% 12/1/52	(23,250)	(20,970)
3% 12/1/52	(13,950)	(12,582)
3.5% 12/1/52	(10,400)	(9,648)

TOTAL GINNIE MAE		(180,742)

Uniform Mortgage Backed Securities
1.5% 12/1/52	(16,600)	(12,895)
2% 12/1/52	(18,450)	(15,174)
2% 12/1/52	(4,600)	(3,783)
2% 12/1/52	(4,600)	(3,783)
2% 12/1/52	(900)	(740)
2% 12/1/52	(4,600)	(3,783)
2% 12/1/52	(18,550)	(15,256)
2% 12/1/52	(18,550)	(15,256)
2% 12/1/52	(14,300)	(11,761)
2% 12/1/52	(9,200)	(7,566)
2% 12/1/52	(4,100)	(3,372)
2% 12/1/52	(8,800)	(7,237)
2% 12/1/52	(5,600)	(4,606)
2% 12/1/52	(9,200)	(7,566)
2.5% 12/1/37	(4,800)	(4,433)
2.5% 12/1/37	(4,800)	(4,433)
2.5% 12/1/52	(19,800)	(16,920)
2.5% 12/1/52	(6,600)	(5,640)
2.5% 12/1/52	(6,600)	(5,640)
2.5% 12/1/52	(5,400)	(4,614)
2.5% 12/1/52	(11,200)	(9,571)
3% 12/1/52	(5,500)	(4,869)
3% 12/1/52	(3,400)	(3,010)
3% 12/1/52	(6,800)	(6,020)
3% 12/1/52	(7,850)	(6,949)
3.5% 12/1/52	(6,000)	(5,498)
4.5% 12/1/52	(32,550)	(31,685)
5% 12/1/52	(3,750)	(3,734)
5% 12/1/52	(9,350)	(9,309)
5% 12/1/52	(6,600)	(6,571)
5% 12/1/52	(9,350)	(9,309)
5.5% 12/1/52	(950)	(961)
5.5% 12/1/52	(2,350)	(2,377)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(254,321)

TOTAL TBA SALE COMMITMENTS (Proceeds $428,580)		(435,063)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,625	Mar 2023	333,709	818	818

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	674	Mar 2023	76,499	(612)	(612)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	114	Mar 2023	12,377	(38)	(38)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	169	Mar 2023	21,463	(209)	(209)

TOTAL SOLD					(859)

TOTAL FUTURES CONTRACTS					(41)
The notional amount of futures purchased as a percentage of Net Assets is 9.7%
The notional amount of futures sold as a percentage of Net Assets is 3.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	9,014	(74)	0	(74)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2032	5,956	(72)	0	(72)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	1,251	(38)	0	(38)
TOTAL INTEREST RATE SWAPS							(184)	0	(184)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,790,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $772,000.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	529,585	200,230	256,476	4,331	-	-	473,339	1.0%
Fidelity Securities Lending Cash Central Fund 3.86%	80,585	150,205	230,790	19	-	-	-	0.0%
Total	610,170	350,435	487,266	4,350	-	-	473,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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